CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 8:-CONVERTIBLE NOTES

In June and July of 2018, The Company issued $442,750 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2023 (the “Convertible Notes”). Subject to satisfaction of certain conditions and during certain periods, as defined in the indenture governing the notes, the holders will have the option to exchange the notes into cash or Wix ordinary shares, if any (subject to Wix right to pay cash in lieu of all or a portion of such shares).

The Company may provide additional shares upon conversion if there is a "Make-Whole Fundamental Change" in the business as defined in the indenture governing the notes.

The Notes are not redeemable by the Company prior to the maturity date apart from certain cases as defined in the indenture governing the Notes.

Conversion terms:

Holders may convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2023 only under the following circumstances:

1.During any calendar quarter commencing after September 30, 2018 (and only during such calendar quarter), if the last reported sale price of Wix’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

2.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per USD 1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

3.If Wix calls the notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

4.Upon the occurrence of specified corporate events. On or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their notes at any time, regardless of the foregoing circumstances. Upon conversion, Wix will pay or deliver, as the case may be, cash, Ordinary Shares or a combination of cash and Ordinary Shares, at Wix’s election.

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:-CONVERTIBLE NOTES (Cont.)

5.The conversion rate was initially 7.0113 Ordinary Shares per USD 1,000 principal amount of notes (equivalent to an initial conversion price of approximately $142.63 per Ordinary Share). The conversion rate will be subject to adjustment in some events, but will not be adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occur prior to the maturity date, or following Wix’s delivery of a notice of tax redemption, Wix will, in certain circumstances, increase the conversion rate for a holder who elects to convert his notes in connection with such a corporate event or notice of tax redemption, as the case may be.

During the year ended December 31, 2019, the conditions allowing holders of the Notes to convert were not met. The Notes are therefore not convertible as of December 31, 2019 and are classified as long-term liability.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the liability component was calculated by using the Jump-Diffusion model. The carrying amount of the equity component representing the conversion option was $105,375 and was determined by deducting the fair value of the liability component from the par value of the Convertible Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount ("debt discount") is amortized to interest expense over the term of the Convertible Notes at an effective interest rate of 6.20% over the contractual terms of the Convertible Notes.

Debt issuance costs related to the Convertible Notes comprised of commissions and payable to third party consultants of $11,511 and third party costs of $1,090. The Company allocated the total amount incurred to the liability and equity components of the Convertible Notes based on their relative values. Issuance costs attributable to the liability component were $9,602 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were netted with the equity component in stockholders’ equity.

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:-CONVERTIBLE NOTES (Cont.)

Capped Call Transactions

In connection with the pricing of the Convertible Notes, the Company entered into privately negotiated capped call transactions (the “Capped Call Transactions”) with certain of the purchasers of the Convertible Notes. The Capped Call Transactions cover, collectively, the number of company ordinary shares underlying the Convertible Notes, subject to anti-dilution adjustments substantially similar to those applicable to the Convertible Notes. The cost of the Capped Call Transactions was $45,338. The transaction is expected generally to reduce the potential dilution to the ordinary shares upon any conversion of the Convertible Notes and/or offset any cash payments we are required to make in excess of the principal amount upon conversion of the Convertible Notes under certain events described in the Capped Call Transactions.

As the Capped Call Transactions are considered indexed to the Company's stock and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheet and are not accounted for as derivatives.

The cost of the Capped Call Transactions was recorded as a reduction to additional paid-in capital.

The net carrying amount of the Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2018:

Convertible Notes	$442,750	$(96,371)	$(8,602)	$337,777

December 31, 2019:

Convertible Notes	$442,750	$(77,527)	$(6,508)	$358,715

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:-CONVERTIBLE NOTES (Cont.)

The net carrying amount of the equity component of the Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2019:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2019

Amortization of debt discount and issuance costs	$20,938

The effective interest rate of the liability component is 6.20% for the Convertible Notes.

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2018:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2018

Amortization of debt discount and issuance costs	$10,004

The effective interest rate of the liability component is 6.20% for the Convertible Notes.